Equity-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Compensation Expense [Line Items]
Compensation Expense, Total	$ 1,282	$ 349
Class A units [Member]
Schedule of Compensation Expense [Line Items]
Compensation Expense, Total	841	52
Incentive Units [Member]
Schedule of Compensation Expense [Line Items]
Compensation Expense, Total	$ 441	$ 297